Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets
Other financial assets - securities	£ 799,491	£ 723,039
Cash and balances at central banks
Fair value of assets
Other financial assets - securities	124,489	80,993
Loans to banks - amortised cost
Fair value of assets
Other financial assets - securities	6,955	7,554
Loans to customers - amortised cost
Fair value of assets
Other financial assets - securities	360,544	326,947
Items where fair values approximates carrying value | Cash and balances at central banks
Fair value of assets
Other financial assets - securities	124,500	81,000
Items where fair values approximates carrying value | Settlement balances
Fair value of assets
Other financial assets - securities	2,300	4,400
Items where fair values approximates carrying value | Loans to banks - amortised cost
Fair value of assets
Other financial assets - securities	100
Carrying value | Loans to banks - amortised cost
Fair value of assets
Other financial assets - securities	6,900	7,600
Carrying value | Loans to customers - amortised cost
Fair value of assets
Other financial assets - securities	360,500	326,900
Carrying value | Other financial assets
Fair value of assets
Other financial assets - securities	9,800	11,500
Fair value | Loans to banks - amortised cost
Fair value of assets
Other financial assets - securities	6,900	7,600
Fair value | Loans to banks - amortised cost | Level 2
Fair value of assets
Other financial assets - securities	3,800	4,300
Fair value | Loans to banks - amortised cost | Level 3
Fair value of assets
Other financial assets - securities	3,100	3,300
Fair value | Loans to customers - amortised cost
Fair value of assets
Other financial assets - securities	359,200	324,000
Fair value | Loans to customers - amortised cost | Level 2
Fair value of assets
Other financial assets - securities	25,200	11,000
Fair value | Loans to customers - amortised cost | Level 3
Fair value of assets
Other financial assets - securities	334,000	313,000
Fair value | Other financial assets
Fair value of assets
Other financial assets - securities	10,100	11,600
Fair value | Other financial assets | Level 1
Fair value of assets
Other financial assets - securities	5,900	5,900
Fair value | Other financial assets | Level 2
Fair value of assets
Other financial assets - securities	1,200	2,800
Fair value | Other financial assets | Level 3
Fair value of assets
Other financial assets - securities	£ 3,000	£ 2,900